Property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment:
Balance, beginning of period	$ 1,691,336
Additions through business combination	2,366,868
Balance, end of period	1,925,056	$ 1,691,336
Cost
Property, plant and equipment:
Balance, beginning of period	2,484,610	2,151,503
Additions	544,127	383,200
Additions through business combination	57,544
Asset disposal	(255,053)	(50,093)
Balance, end of period	2,831,228	2,484,610
Furniture and equipment
Property, plant and equipment:
Balance, beginning of period	63,240
Balance, end of period	35,249	63,240
Furniture and equipment | Cost
Property, plant and equipment:
Balance, beginning of period	175,416	175,416
Asset disposal	(59,812)
Balance, end of period	115,604	175,416
Leasehold improvements
Property, plant and equipment:
Balance, beginning of period	152,219
Balance, end of period	122,922	152,219
Leasehold improvements | Cost
Property, plant and equipment:
Balance, beginning of period	183,103	183,103
Asset disposal	(3,704)
Balance, end of period	179,399	183,103
TMS devices
Property, plant and equipment:
Balance, beginning of period	1,475,877
Balance, end of period	1,766,885	1,475,877
TMS devices | Cost
Property, plant and equipment:
Balance, beginning of period	2,126,091	1,792,984
Additions	544,127	383,200
Additions through business combination	57,544
Asset disposal	(191,537)	(50,093)
Balance, end of period	$ 2,536,225	$ 2,126,091